NOTES PAYABLE (Tables)	12 Months Ended
May 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
The following tables summarize the Company’s loan balances at May 31, 2018 and 2017:

Convertible Notes Payable Related Parties:	May 31, 2018	May 31, 2017

Notes payable to Jeffrey Binder, an officer and director of the Company, for advances to fund operations (the “Binder Funding Notes”). The Binder Funding Notes bear interest at a rate of 6% for loans made through November 30, 2016, and at a rate of 10% for loans made after November 30, 2016.  The Binder Funding Notes have no maturity date and are due on demand.   During the twelve months ended May 31, 2017, Mr. Binder advanced a total of $145,850 to the Company under the Binder Funding Notes. Also during the year ended May 31, 2017, Mr. Binder loaned the Company an additional $49,700; which was credited to the Binder Funding Notes.  Also during the year ended May 31, 2017, principal in the amount of $59,750 and accrued interest in the amount of $813 was transferred out of the Binder Funding Notes and used to fund two new convertible notes payable to Mr. Binder (See Binder Convertible Notes 3 and 4 below).  Also during the year ended May 31, 2017, the Company made principal payments in the aggregate amount of $61,000 under the Binder Funding Notes. During the year ended May 31, 2017, the Company accrued interest in the amount of $1,910 on the Binder Funding Notes. Effective May 31, 2017, pursuant to the Omnibus Loan Agreement, a conversion feature was added to the Binder Funding Notes whereby principal and accrued interest is convertible into common stock of the Company at a rate of $0.25 per share.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share and a discount in the amount of $35,023 related to the revaluation of the beneficial conversion feature of the Binder Funding Notes was charged to additional paid-in capital and amortized to interest expense.

During the twelve months ended May 31, 2018, Mr. Binder advanced a total of $440,579 to the Company under the Binder Funding Notes. During the year ended May 31, 2018, principal in the amount of $280,198 and accrued interest in the amount of $5,188 was transferred out of the Binder Funding Notes and used to fund four new convertible notes payable to Mr. Binder (See Binder Convertible Notes 5, 6, 7 and 8 below).  Also during the year ended May 31, 2018 the Company made principal payments in the aggregate of $237,794 under the Binder Funding Notes.  During the year ended May 31, 2018, the Company accrued interest in the amount of $7,364 on the Binder Funding Notes. During the year ended May 31, 2018, discounts in the amount of $385,637 related to the beneficial conversion feature of the Binder Funding Notes was charged to additional paid-in capital and amortized to interest expense.

	$137	$77,550
	May 31, 2018	May 31, 2017

Note payable to Frank Koretsky, a director of the Company, for advances to fund operations (the “Koretsky Funding Notes”). The Koretsky Funding Notes bear interest at a rate of 6% for loans made through November 30, 2016, and at a rate of 10% for loans made after November 30, 2016.  The Koretsky Funding Notes have no maturity date and are due on demand.   During the twelve months ended May 31, 2017, Mr. Koretsky advanced $550,000 to the Company under the Koretsky Funding Notes. Also during the twelve months ended May 31, 2017, $210,000 of principal and $1,346 of accrued interest was transferred out of the Koretsky Funding Notes and used to fund a new convertible note payable to Mr. Koretsky.  Also during the twelve months ended May 31, 2017, principal and accrued interest in the amounts of $410,000 and $4,046, respectively, were transferred out of the Koretsky Funding Notes and contributed to the Newcan Funding Notes (see Newcan Funding Notes, below).

	-	-

Notes payable to Newcan Investment Partners, LLC (“Newcan”), an entity owned by Frank Koretsky, a director of the Company, for advances to fund operations (the “Newcan Funding Notes”). The Newcan Funding Notes bear interest at a rate of 10%. The Newcan Funding Notes have no maturity date and are due on demand. During the twelve months ended May 31, 2017, principal and interest in the amount of $410,000 and $4,046, respectively, were transferred from the Koretsky Funding Notes into the Newcan Funding Notes.  Also during the year ended May 31, 2017, Newcan advanced $791,658 to the Company under the Newcan Funding Notes. Also during the year ended May 31, 2017, principal in the amount of $460,000 and accrued interest in the amount of $7,747, respectively, were transferred from the Newcan Finding Notes and used to fund the Newcan Convertible Notes 2 and 3 (see below); also during the year ended May 31, 2017, principal and accrued interest in the amounts of $120,000 and $2,121, respectively, were transferred out of the Newcan Funding Notes in order to fund the Newcan Convertible Note 3; see below.  During the twelve months ended May 31, 2017, the Company accrued interest in the amount of $13,434 on this note.  Effective May 31, 2017, pursuant to the Omnibus Loan Agreement, a conversion feature was added to the Newcan Funding Notes whereby principal and accrued interest is convertible into common stock of the Company at a rate of $0.25 per share.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share and a discount in the amount of $6,120 related to the revaluation of the beneficial conversion feature of the Newcan Funding Notes was charged to additional paid-in capital and amortized to interest expense.

During the twelve months ended May 31, 2018, Newcan advanced a total of $290,000 to the Company under the Newcan Funding Notes. During the year ended May 31, 2018, principal in the amount of $836,658 and accrued interest in the amount of $25,018 was transferred out of the Newcan Funding Notes and used to fund four new convertible notes payable to Newcan (See Newcan Convertible Notes 4, 5, 6 and 7 below).  During the year ended May 31, 2018, the Company accrued interest in the amount of $16,681 on the Newcan Funding Notes. During the year ended May 31, 2018, discounts in the amount of $210,120 related to the beneficial conversion feature of the Newcan Funding Notes was charged to additional paid-in capital and amortized to interest expense.

	75,000	621,658

Total – Demand Convertible Notes Payable, Related Parties	$75,137	$699,208
Current portion	$75,137	$699,208
Long term portion	$-	$-

Convertible Debt [Table Text Block]
Convertible Notes Payable:	May 31, 2018	May 31, 2017

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated April 8, 2016 and due April 1, 2019 (the “Binder Convertible Note 2.  This note bears interest at the rate of 6% per annum through February 29, 2017 and 10% per annum thereafter. No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2017, the first of eight principal payments in the amount of $5,313 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share.  The Company recognized a discount of $37,840 on the value of the beneficial conversion feature at the time of issuance.

Pursuant to the Omnibus Loan Agreement, on May 31, 2017, (i) the conversion rate of the Binder Convertible Note 2 was changed to $0.25 per share, and principal and accrued interest in the amounts of $42,500 and $3,583, respectively, were converted into a total of 184,332 shares of common stock; and (ii) the requirement to issue warrants upon conversion was deleted.  During the twelve months ended May 31, 2017, the remaining discount on the Binder Convertible Note 2 in the amount of $35,260 was charged to operations, and the Company accrued interest in the amount of $4,287.

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated July 20, 2016 and due July 1, 2019 (the “Binder Convertible Note 3”).  This note bears interest at the rate of 10% per annum. No payments are required until July 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on October 1, 2017, the first of eight principal payments in the amount of $32,844 will become due; subsequent principal payments will become due on the first day of each, January, April, July and October until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share.

Pursuant to the Omnibus Loan Agreement, on May 31, 2017, (i) the conversion rate of the Binder Convertible Note 3 was changed to $0.25 per share, and principal and accrued interest in the amounts of $262,750 and $11,972, respectively, were converted into a total of 1,098,888 shares of common stock; and (ii) the requirement to issue warrants upon conversion was deleted.  During the twelve months ended May 31, 2017, the Company accrued interest in the amount of $22,742 on the Binder Convertible Note 3.

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated March 31, 2017 (the “Binder Convertible Note 4”).  The Binder Convertible Note 4 was funded with the conversion of $112,500 of unpaid accrued salary due to Mr. Binder and $47,000 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum. No interest payments are required until April 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2018, the first of eight principal payments in the amount of $19,938 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.

Pursuant to the Omnibus Loan Agreement, on May 31, 2017, the requirement to issue warrants upon conversion was deleted, and principal in the amount of $87,500 was converted into a total of 350,000 shares of common stock.  The remaining principal balance of $72,000 will be due in eight quarterly payments in the amount of $9,000 commencing July 1, 2018; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.  During the twelve months ended May 31, 2017, the Company accrued interest in the amount of $2,666 on the Binder Convertible Note 4.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share and a discount was recorded in the amount of $29,376 related to the revaluation of the beneficial conversion feature of the Binder Convertible Note 4; this discount was amortized to interest expense during the year ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $5,622 and   $2,666 was accrued on Binder Convertible Note 4, respectively.

During the year ended May 31, 2018, the Binder Convertible Note 4 in the amount of $81,000, of which $72,000 was principal and $9,000 was accrued interest, was converted into 259,200 shares of common stock.

	$-	$72,000
May 31, 2018	May 31, 2017

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated March 31, 2017 (the “Newcan Convertible Note 1”).  The Newcan Convertible Note 1 was funded with the conversion of $120,000 of advances made to the Company under the Newcan Funding Notes. This note bears interest at the rate of 10% per annum. No interest payments are required until April 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2018, the first of eight principal payments in the amount of $15,000 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.  During the twelve months ended May 31, 2017, the Company accrued interest in the amount of $2,005 on the Koretsky Convertible Note 4. Pursuant to the Omnibus Loan Agreement, on May 31, 2017, the requirement to issue warrants upon conversion was deleted.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share and a discount was recorded in the amount of $48,960 related to the revaluation of the beneficial conversion feature of the Newcan Convertible Note 1; this discount was amortized during the year ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $9,370 and $2,005 was accrued on Newcan Convertible Note 1, respectively.

During the year ended May 31, 2018, the Newcan Convertible Note 1 in the amount of $133,496, of which $120,000 was principal and $13,496 was accrued interest, was converted into 427,187 shares of common stock.

-	120,000

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated August 23, 2017 in the original principal amount of $115,050 (the “Binder Convertible Note 5”).  The Binder Convertible Note 5 was funded with the conversion of $37,500 of unpaid accrued salary due to Mr. Binder and $77,550 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum. No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on January 2, 2019, the first of eight principal payments in the amount of $14,381 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted.  The Company recognized a discount of $46,020 on the Binder Convertible Note 5 related to the value of the beneficial conversion feature at the time of issuance; this discount was amortized during the twelve months ended May 31, 2018.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $41,859 was charged to interest expense. A new discount was recorded in the amount of $46,940 related to the value of the repriced conversion feature of Binder Convertible Note 5; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $6,336 and $0 was accrued on Binder Convertible Note 5, respectively, and 2,246 of accrued interest was transferred from the Binder Funding Notes.

During the year ended May 31, 2018, the Binder Convertible Note 5 in the amount of $123,632, of which $115,050 was principal and $8,582 was accrued interest, was converted into 395,622 shares of common stock.

-	-
May 31, 2018	May 31, 2017

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated August 23, 2017 in the original principal amount of $72,767 (the “Binder Convertible Note 6”).  The Binder Convertible Note 6 was funded with the conversion of $25,000 of unpaid accrued salary due to Mr. Binder and $47,767 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum. No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on January 2, 2019, the first of eight principal payments in the amount of $9,096 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted. The Company recognized a discount of $29,107 on the Binder Convertible Note 6 related to the value of the beneficial conversion feature at the time of issuance; this discount was amortized during the twelve months ended May 31, 2018.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $26,475 was charged to interest expense. A new discount was recorded in the amount of $29,689 related to the value of the repriced conversion feature of Binder Convertible Note 6; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $4,007 and $0 was accrued on Binder Convertible Note 6, respectively, and 1,384 of accrued interest was transferred from the Binder Funding Notes.

During the year ended May 31, 2018, the Binder Convertible Note 6 in the amount of $78,158, of which $72,767 was principal and $5,391 was accrued interest, was converted into 250,160 shares of common stock.

-	-

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated August 23, 2017 in the original principal amount of $621,658 (the “Newcan Convertible Note 4”).  The Newcan Convertible Note 4 was funded with the conversion of $621,658 of advances Newcan made to the Company under the Newcan Funding Notes.  This note bears interest at the rate of 10% per annum. No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on January 2, 2019, the first of eight principal payments in the amount of $69,074 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted. The Company recognized a discount of $248,663 on the Newcan Convertible Note 4 related to the value of the beneficial conversion feature at the time of issuance.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $226,181 was charged to interest expense. A new discount was recorded in the amount of $253,636 related to the value of the repriced conversion feature of Newcan Convertible Note 4; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $34,234 and $0 was accrued on Newcan Convertible Note 4, respectively, and $23,198 of accrued interest was transferred from the Newcan Funding Notes.

During the year ended May 31, 2018, the Newcan Convertible Note 4 in the amount of $679,090, of which $621,658 was principal and $57,432 was accrued interest, was converted into 2,173,088 shares of common stock.

-	-
May 31, 2018	May 31, 2017

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated August 23, 2017 in the original principal amount of $70,000 (the “Newcan Convertible Note 5”).  The Newcan Convertible Note 5 was funded with the conversion of $70,000 of advances Newcan made to the Company under the Newcan Funding Notes.  This note bears interest at the rate of 10% per annum. No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable.  Commencing on January 2, 2019, the first of eight principal payments in the amount of $8,750 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted. The Company recognized a discount of $28,000 on the Newcan Convertible Note 5 related to the value of the beneficial conversion feature at the time of issuance.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $25,468 was charged to interest expense. A new discount was recorded in the amount of $28,560 related to the value of the repriced conversion feature of Newcan Convertible Note 5; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $3,855 and $0 was accrued on Newcan Convertible Note 5, respectively, and $148 of accrued interest was transferred from the Newcan Funding Notes.

During the year ended May 31, 2018, the Newcan Convertible Note 5 in the amount of $74,003, of which $70,000 was principal and $4,003 was accrued interest, was converted into 236,810 shares of common stock.

-	-

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated October 9, 2017 in the original amount of $30,000 (the “Newcan Convertible Note 6”). The Newcan Convertible Note 6 was funded with the conversion of $30,000 of advances Newcan made to the Company under the Newcan Funding Notes.  This note bears interest at the rate of 10% per annum.  No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable.  Commencing on April 1, 2019, the first of eight principal payments in the amount of $3,750 will become due; subsequent principal payments will become due on the first day of each July, October, January and April until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted.  The Company recognized a discount of $15,808 on the Newcan Convertible Note 6 related to the value of the beneficial conversion feature at the time of issuance.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $11,430 was charged to interest expense. A new discount was recorded in the amount of $12,240 related to the value of the repriced conversion feature of Newcan Convertible Note 6; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of 1,266 and $0 was accrued on Newcan Convertible Note 6, respectively.

During the year ended May 31, 2018, the Newcan Convertible Note 6 in the amount of $31,414, of which $30,000 was principal and $1,414 was accrued interest, was converted into 100,525 shares of common stock.

-	-
May 31, 2018	May 31, 2017

Unsecured convertible note issued to Jeffery Binder, an officer and director of the Company, dated October 9, 2017 in the original principal amount of $39,521 (the “Binder Convertible Note 7”).  The Binder Convertible Note 7 was funded with the conversion of $12,500 of unpaid accrued salary due to Mr. Binder and $27,021 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum.  No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable.  Commencing April 1, 2019, the first of eight principal payments in the amount of $4,940 will become due, subsequent payments will become due on the first day of each July, October, January and April until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted.  The Company recognized a discount of $12,000 on the Binder Convertible Note 7 related to the value of the beneficial conversion feature at the time of issuance.

Effective December 1, 2017, pursuant to the Second Omnibus Loan Amendment, the conversion price was increased from $0.25 per share to $0.3125 per share, and the discount balance in the amount of $15,058 was charged to interest expense. A new discount was recorded in the amount of $16,125 related to the value of the repriced conversion feature of Binder Convertible Note 7; this discount was amortized to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $1,667 and $0 was accrued on Binder Convertible Note 7, respectively.

During the year ended May 31, 2018, the Binder Convertible Note 7 in the amount of $41,310, of which $39,521 was principal and $1,789 was accrued interest, was converted into 132,192 shares of common stock.

-	-

Unsecured convertible note issued to Newcan, an entity owned by Frank Koretsky, a director of the Company, dated, January 5, 2018 in the original amount of $115,000 (the “Newcan Convertible Note 7”).  The Newcan Convertible Note 7 was funded with the conversion of $115,000 of advances Newcan made to the Company under the Newcan Funding Notes.  This note bears interest at the rate of 10% per annum.  No interest payments are required until April 1, 2019, at which time all of the accrued interest becomes due and payable.  Commencing on July 1, 2019, the first of eight principal payments in the amount of $14,375 will become due; subsequent principal payments will become due on the first day of each October, January, April and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.3125 converted.  The Company recognized a discount of $115,000 on the Newcan Convertible Note 7 related to the value of the beneficial conversion feature at the time of issuance. During the twelve months ended May 31, 2018, the Company amortized this discount to interest expense.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $2,079 and $0 was accrued on Newcan Convertible Note 7, respectively, and $1,014 of accrued interest was transferred from the Newcan Funding Notes.

During the year ended May 31, 2018, the Newcan Convertible Note 7 in the amount of $118,093, of which $115,000 was principal and $3,093 was accrued interest, was converted into 377,898 shares of common stock.

-	-
	May 31, 2018	May 31, 2017

Unsecured convertible note issued to Jeffery Binder, an officer and director of the Company, dated January 5, 2018 in the original principal amount of $165,360 (the “Binder Convertible Note 8”).  The Binder Convertible Note 8 was funded with the conversion of $37,500 of unpaid accrued salary due to Mr. Binder and $127,860 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum.  No interest payments are required until April 1, 2019, at which time all accrued interest becomes due and payable.  Commencing July 1, 2019, the first of eight principal payments in the amount of $20,670 will become due; subsequent payments will become due on the first day of each October, January, April and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.3125 converted.  The Company recognized a discount of $165,360 on the Binder Convertible Note 8 related to the value of the beneficial conversion feature at the time of issuance. During the twelve months ended May 31, 2018, the Company amortized this discount to interest expense.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $2,990 and $0 was accrued on Binder Convertible Note 8, respectively, and $1,437 of accrued interest was transferred from the Binder Funding Notes.

During the year ended May 31, 2018, the Binder Convertible Note 8 in the amount of $168,787, of which $165,360 was principal and $4,427 was accrued interest, was converted into 543,318 shares of common stock.

	-	-

Convertible promissory note payable to David Lamadrid (the “Lamadrid Note”) dated February 20, 2018 in the principal amount of $31,250 and bearing interest at a rate of 8% per annum.  The Lamadrid Note is due eighteen months from the date of issue.  Mr. Lamadrid may, at his option, convert all or a portion of the Lamadrid Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.3125 per share. The Lamadrid Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.3125 per share of common stock, the conversion price of the Lamadrid Note will be reset to such lower price. The Company recognized a discount of $31,250 on the Lamadrid Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $942 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $685 on this note.

	31,250	-

Unsecured convertible note issued to Jeffery Binder, an officer and director of the Company, dated April 6, 2018 in the original principal amount of $37,500 (the “Binder Convertible Note 9”).  The Binder Convertible Note 9 was funded with the conversion of $37,500 of unpaid accrued salary due to Mr. Binder.  This note bears interest at the rate of 10% per annum.  No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable.  Commencing October 1, 2019, the first of eight principal payments in the amount of $4,688 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.3125 converted.  The Company recognized a discount of $37,500 on the Binder Convertible Note 9 related to the value of the beneficial conversion feature at the time of issuance. During the twelve months ended May 31, 2018, the Company amortized $1,890 of this discount to interest expense.

During the twelve months ended May 31, 2018 and 2017, interest in the amount of $565 and $0 was accrued on Binder Convertible Note 9, respectively.

	37,500	-

Total – Convertible Notes Payable, Related Parties	$68,750	$192,000
Less: Discount	(65,918)	-
Convertible Notes Payable, Related Parties, Net of Discounts	$2,832	$192,000

Convertible Notes Payable, Related Parties, Net of Discounts, Current Portion	$2,832	$-
Convertible Notes Payable, Related Parties, Net of Discounts, Long-term Portion	-	192,000
May 31, 2018	May 31, 2017

Convertible promissory note issued to an unaffiliated third party due April 29, 2018 (the “April 2015 Note”).  During the twelve months ended May 31, 2015, the lender loaned the Company the amount of $200,000 pursuant to this note.  The April 2015 Note bears interest at a rate of 15% per annum.  On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.  The note and any accrued unpaid interest is convertible into common stock of the Company.   For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares of common stock at $0.75 per share.  The Company recognized a discount of $200,000 on the April 2015 Note related to the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016, $66,667 of this discount was charged to operations.  During the year ended May 31, 2017, the Company repaid principal in the amount of $100,000 and interest in the amount of $53,837 on this note. Also during the year ended May 31, 2017, the Company charged $100,545 of the discount to operations, and accrued interest in the amount of $22,440 on the April 2015 Note.

On September 20, 2017, the Company entered into an Exchange Agreement, whereby it agreed to exchange the April 2015 Note for 1,500,000 shares of its common stock. The holder of the April 2015 Note had previously sold it for $105,219, which represented the balance due by the Company, to StarForce Media, Inc., an entity that is not affiliated with the Company.  The Company recognized a loss on this exchange in the amount of $404,082, which was charged to operations during the twelve months ended May 31, 2018.  The Company also expensed the remaining discount in the amount of $18,155 to interest expense during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $4,603 on the April 2015 Note.

$-	$100,000
May 31, 2018	May 31, 2017

Convertible promissory note payable to Old Main Capital, LLC (“Old Main”) dated March 18, 2016 and bearing interest at a rate of 8% (the “8% Note”).  The 8% Note was issued for Old Main’s commitment to enter into an equity line transaction with the Company and prepare all of the related transaction documents.  Old Main may, at its option, convert all or a portion of the note and accrued but unpaid interest into shares of common stock at a conversion price of $1.07 per share (post Reverse-Split) (the “8% Fixed Conversion Price”).  The 8% Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the 8% Fixed Conversion Price (the “8% Base Conversion Price”), other than certain exempt issuances.  In such an instance, the 8% Fixed Conversion Price will be lowered to match the 8% Base Conversion Price.   The shares underlying the 8% Note are subject to a registration rights agreement.   At the earlier of September 18, 2016 or two trading days after this registration statement becomes effective, the Company must begin to redeem 1/6th of the face amount of the note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at its option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $1.07 (post Reverse-Split) or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date.  The Company recognized a discount of $172,108 on the value of the embedded derivative.

On November 28, 2016, the 8% Note was amended converting the note from an installment note to a “balloon” note, with all principal and accrued interest due on March 18, 2017.  In addition, the Fixed Conversion Price was changed to a variable conversion price equal to the lesser of the prior Fixed Conversion Price or 75% of the lowest VWAP in the fifteen trading days ending on the trading day immediately prior to the conversion date.  The November 28, 2016 amendment required an extinguishment analysis of the 8% Note resulting in gain on extinguishment of debt in the amount of $81,496 for the nine months ended February 28, 2017.  The gain on extinguishment of debt was included in additional paid-in capital at February 28, 2017.  The 8% Note was revalued as of the November 28, 2016 amendment and the Company recognized a discount of $169,476 on the value of the embedded derivative.

On March 27, 2017, the Company entered into a further amendment to the 8% Note, whereby the Company agreed to increase the outstanding amount due under the 8% Note as of March 18, 2017 by 5%, or $10,000.  In exchange for doing so, Old Main agreed to extend the maturity of the 8% Note until July 1, 2017 and to suspend conversions under the 8% Note until July 1, 2017.  Also during the year ended May 31, 2017, the Company accrued interest in the amount of $17,207 on the 8% Note.

On July 6, 2017, the 8% Note was further amended, whereby the maturity date was extended to July 15, 2017 and the outstanding balance was increased by $15,750. On August 23, 2017, the 8% Note was amended again to extend the maturity date to September 15, 2017.

On September 23, 2017, but effective on September 15, 2017, the 8% note was further orally amended, and the outstanding balance was increased by $96,862. The Company recognized the modification of this note as an extinguishment of debt and recognized a gain on the extinguishment of $144,851.  The Company also recognized a discount on the modified note of $300,435, which was fully charged to operations during the three months ended November 30, 2017. On September 25, 2017, but effective September 15, 2017, the Company entered into an Exchange Agreement, whereby it agreed to exchange the 8% Note for 4,500,000 shares of its common stock. Old Main, the original holder of the 8% Note, had previously sold it for $382,496.  The balance due by the Company under the 8% Note at the time it was sold was $322,612. The Company recognized a loss on this exchange in the amount of $1,113,883, which was charged to operations during the twelve months ended May 31, 2018.

During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $5,587, on the 8% Note, and $30,411 of the discount was amortized to interest expense during the twelve months ended May 31, 2018.

-	210,000
May 31, 2018	May 31, 2017

Senior Convertible promissory note payable to FirstFire Global Opportunities Fund, LLC (the “FirstFire Note”) dated November 15, 2017 and bearing interest at a rate of 5% per annum.  The lender loaned the Company $330,000 and the FirstFire Note has an original issue discount of $33,000.  The FirstFire Note is due seven months from the date of issue. FirstFire may, at its option, convert all or a portion of the FirstFire Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.40 per share (the “FirstFire Fixed Conversion Price”) for the first 180 calendar days after the issue date.  After the 180th day, the conversion price shall equal the lower of (i) the FirstFire Fixed Conversion Price, or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty (20) consecutive trading day period immediately preceding the trading day that the Company received a notice of conversion.  During the twelve months ended May 31, 2018, a dilutive issuance occurred. As a result, the FirstFire Fixed Conversion Price was reduced to $0.3125 per share. The Company recognized a discount of $363,000 on the FirstFire Note related to the beneficial conversion feature at the time of issuance. During the twelve months ended May 31, 2018, this discount was charged to operations. During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $9,000 on this note.

On May 9, 2018, the Company entered into an Amendment to the FirstFire Note, whereby the Company agreed to make a $50,000 payment on or before May 14, 2018 and a $450,000 payment on or before May 31, 2018 to repay the FirstFire Note in full.  The Company also agreed to issue an additional warrant to purchase 25,000 shares of the Company’s common stock.  In exchange, the note holder agreed that it would not convert the FirstFire Note until after May 31, 2018.  During the twelve months ended May 31, 2018, the Company made payments of $500,000 on this note, which amounts repaid the FirstFire Note in full.

-	-

Convertible promissory note payable to Darling Capital, LLC (the “Darling Note”) dated February 5, 2018 and bearing interest at a rate of 8% per annum. The lender loaned the Company $500,000 and the Darling Note has an original issue discount of $50,000.  The Darling Note is due eighteen months from the date of issue.  Darling may, at its option, convert all or a portion of the Darling Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.3125 per share. The Darling Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.3125 per share of common stock, the conversion price of the Darling Note will be reset to such lower price. The Company recognized a discount of $550,000 on the Darling Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $40,427 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $13,863 on this note.

550,000	-

Convertible promissory note payable to Efrat Investments, LLC (the “Efrat Note”) dated February 12, 2018 and bearing interest at a rate of 8% per annum. The lender loaned the Company $50,000 and the Efrat Note has an original issue discount of $5,000.  The Efrat Note is due eighteen months from the date of issue.  Efrat may, at its option, convert all or a portion of the Efrat Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.3125 per share. The Efrat Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.3125 per share of common stock, the conversion price of the Efrat Note will be reset to such lower price. The Company recognized a discount of $55,000 on the Efrat Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $2,974 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $1,302 on this note.

55,000	-
	May 31, 2018	May 31, 2017

Convertible promissory note payable to YA II PN, Ltd. (the “YA II PN Note”) dated May 14, 2018 and bearing an interest rate of 8% per annum. The lender loaned the Company $750,000, and the note is due November 14, 2019.  YA II PN may, at its option convert all or a portion of the YA II PN Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.40 per share.  The YA II PN Note also contains a reset feature, whereby, absent certain exceptions, if the Company issues equity securities at an effective price less than $0.40 per share of common stock, the conversion price of the YA II PN Note will be reset to such lower price. The Company recognized a discount of $750,000 related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $23,224 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $2,795 on this note.

	750,000	-

Unsecured convertible note issued to Jay Lasky (the “Lasky Note”), dated May 3, 2018 in the original principal amount of $25,000.  This note bears interest at the rate of 10% per annum.  No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable.  Commencing October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.  The Lasky Note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.40 converted.  The Company recognized a discount of $7,301 on the Lasky Note related to the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2018, $149 of this discount was charged to operations.  During the twelve months ended May 31, 2018, the Company accrued interest in the amount of $192 on this note.

	25,000	-

Total - Convertible Notes Payable	$1,380,000	$310,000
Less: Discount	(1,295,527)	(57,644)
Convertible Notes Payable, Net of Discounts	$84,473	$252,356

Total - Convertible Notes Payable, Net of Discounts, Current Portion	$43,401	$252,356
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	$41,072	$-

Schedule of Amortization of Debt Discount [Table Text Block]
Discounts on notes payable amortized to interest expense	$2,534,104	$2,274,519

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
The value of these conversion features is calculated using the Black-Scholes valuation model. The following table illustrates certain key information regarding the conversion option valuation assumptions under the Black-Scholes valuation model at May 31, 2018 and 2017:

May 31,
	2018	2017
Volatility	97.4% to 534.5%	64% to 138%
Dividends	-	-
Risk-free interest rates	1.93% to 2.62%	0.86% to 1.19%
Term (years)	0.4997 to 3.1622	1.25 to 3